Financial Risk Management Objectives and Policies - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments [Abstract]
Assets	$ 15,027,602	$ 12,321,633
Liabilities	6,994,470	5,080,131
Recurring fair value measurement [member] | Cash equivalents
Financial Instruments [Abstract]
Assets	2,175,002	560,198
Recurring fair value measurement [member] | Investments in equity instruments
Financial Instruments [Abstract]
Assets	16,806	12,737
Recurring fair value measurement [member] | Derivatives
Financial Instruments [Abstract]
Assets	25,500	84,588
Liabilities	65,569	34,663
Recurring fair value measurement [member] | Quoted Prices Identical Assets/ Liabilities (Level 1) | Cash equivalents
Financial Instruments [Abstract]
Assets	2,150,002	560,198
Recurring fair value measurement [member] | Quoted Prices Identical Assets/ Liabilities (Level 1) | Investments in equity instruments
Financial Instruments [Abstract]
Assets	770	0
Recurring fair value measurement [member] | Quoted Prices Identical Assets/ Liabilities (Level 1) | Derivatives
Financial Instruments [Abstract]
Assets	0	0
Liabilities	0	0
Recurring fair value measurement [member] | Significant Other Inputs (Level 2) | Cash equivalents
Financial Instruments [Abstract]
Assets	25,000	0
Recurring fair value measurement [member] | Significant Other Inputs (Level 2) | Investments in equity instruments
Financial Instruments [Abstract]
Assets	0	0
Recurring fair value measurement [member] | Significant Other Inputs (Level 2) | Derivatives
Financial Instruments [Abstract]
Assets	25,500	84,588
Liabilities	65,569	34,663
Recurring fair value measurement [member] | Significant Unobservable Inputs (Level 3) | Cash equivalents
Financial Instruments [Abstract]
Assets	0	0
Recurring fair value measurement [member] | Significant Unobservable Inputs (Level 3) | Investments in equity instruments
Financial Instruments [Abstract]
Assets	16,036	12,737
Recurring fair value measurement [member] | Significant Unobservable Inputs (Level 3) | Derivatives
Financial Instruments [Abstract]
Assets	0	0
Liabilities	$ 0	$ 0